Income Taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
U.S. federal	$ 27.1	$ (47.9)	$ 116.8
Non-U.S.	(61.1)	38.4	127.6
State	3.3	(4.7)	12.2
Total current	(30.7)	(14.2)	256.6
Deferred:
U.S. federal	111.0	4.8	(32.7)
Non-U.S.	122.3	(440.3)	28.8
State	(1.4)	1.4	9.6
Total deferred	231.9	(434.1)	5.7
Total income tax provision (benefit)	$ 201.2	$ (448.3)	$ 262.3